Non-consolidated variable interest entities - Additional Information (Detail) (USD $)	3 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Fnma Gnma Fhlmc Vie [Member]	Dec. 31, 2011 Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			$ 9,200,000,000	$ 9,400,000,000
Equity Method Investment Ownership Percentage	24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets	16,000,000
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans	57.00%
Financed Closing Costs	2,000,000
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84,000,000
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86,000,000
Total Working Capital Line	20,000,000
Total Advance Facility	68,500,000
Cash Received From Investee	48,000,000
Net Equity Of Investee	63,000,000
Fair Value Of Loans Sold	$ 148,000,000